SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation	(a) Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Basis of consolidation

(b)   Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries in which it has a controlling financial interest or variable interest entities (“VIEs”) for which the Company is a primary beneficiary. The permanent equity represented by third party or affiliate interest in non-wholly owned entities that the Company consolidates is shown as non-controlling interests in equity.

A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity, the non-controlling shareholder or partner do not hold substantive participating rights, redemption rights and no other conditions exist that would indicate that a company does not control the entity. All intercompany balances and transactions between the Company and its subsidiaries have been eliminated in consolidation.

The Company consolidates VIEs when the Company is the primary beneficiary. VIEs are entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders, as a group, lack one or more of the following characteristics: (a) direct or indirect ability to make decisions; (b) obligation to absorb expected losses; or (c) right to receive expected residual returns. VIEs must be evaluated quantitatively and qualitatively to determine the primary beneficiary, which is the reporting entity that has (a) the power to direct activities of a VIE that most significantly impact the VIEs economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. A VIE can have only one primary beneficiary, but may not have a primary beneficiary if no party meets the criteria described above.

For the Company’s consolidated VIEs, the Company has presented in Note 10, to the extent material, the assets of its consolidated VIEs that can only be used to settle specific obligations of the consolidated VIE, and the liabilities of its consolidated VIEs for which creditors do not have recourse to its general assets outside of the consolidated VIE, except for financial guarantee provided by the Company with respect to the debt obligations of the consolidated VIEs of $25,257 and $11,163 as of December 31, 2022 and 2023, respectively. All intercompany accounts and transactions between the Company and its consolidated VIEs have been eliminated in consolidation.

Reclassifications

(c)   Reclassifications

Certain prior period balances have been reclassified to conform to the current period presentation in the Company’s consolidated financial statements and the accompanying notes. Such reclassifications had no effect on previously reported results of operations or retained earnings.

Use of estimates

(d)   Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates under different assumptions or conditions. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition (including identification of performance obligation, determination and allocation of transaction price, determination of deconsolidation of the project companies, estimates of total cost and estimates of variable consideration), allowance for credit losses on accounts receivable, advances to suppliers, warranty insurance receivable and other receivable, valuation of inventories and provision for firm purchase commitments, provision for contingent liability, impairment of long-lived assets and project assets, the estimated useful lives of long-lived assets, determination of assets retirement obligation (“ARO”) associated with long-lived assets, discount rates used to measure operating lease liabilities, accrual for warranty and the recognition of the benefit from the purchased warranty insurance, fair value estimate of financial instruments including foreign exchange option and forward contracts and other types of derivative, accrual for uncertain tax positions, valuation allowances for deferred tax assets, applying acquisition method of accounting to business acquisitions, the impairment on goodwill and intangible assets acquired, the grant-date fair value of share-based compensation awards and related forfeiture rates.

Cash and cash equivalents and restricted cash

(e)   Cash and cash equivalents and restricted cash

Cash and cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents consist of cash on hand, money market fund and demand deposits, which are unrestricted as to withdrawal and use, and have original maturities of three months or less when acquired.

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of short-term notes payable, letters of guarantee, letters of credit and bank borrowings. Upon maturity of the letters of guarantee and letters of credit, and repayment of short - term notes payable or bank borrowings, the deposits are released by the bank and become available for general use by the Company.

Accounts receivable, unbilled

(f)   Accounts receivable, unbilled

Accounts receivable, unbilled represents a contract asset for revenue that has been recognized in advance of billing the customer. The Company uses a cost-based input method to recognize revenue from battery energy storage solutions and EPC services when all relevant revenue recognition criteria have been met. Under this accounting method, revenue may be recognized in advance of billing the customer, which results in the recording of accounts receivable, unbilled. Once the Company meets the billing criteria under such contract, the rights to consideration becomes unconditional, it bills the customer and reclassifies the unbilled balance to accounts receivable trade. Billing requirements vary by contract, but are generally structured around completion of certain construction milestones.

Allowance for credit losses

(g)    Allowance for credit losses

The Company’s accounts receivable trade, advances to suppliers, warranty insurance receivable and other receivable are presented net of an allowance for credit losses. The Company establishes current expected credit losses (“CECL”) through an assessment based on external credit rating, internal credit rating and historical loss rates of debtors. Where CECL is measured on a collective basis or caters for cases where evidence at the individual instrument level may not yet be available, the financial instruments are grouped on the aging status; and nature, size and industry of debtors.

The Company has been purchasing credit insurance from insurers, such as the China Export & Credit Insurance Corporation and PICC Property and Casualty Company Limited, for certain of its accounts receivable trade in order to reduce its exposure to credit loss. The Company provides an allowance for accounts receivable trade considering factors such as historical collection experience, the age of the accounts receivable and other currently available evidence supporting recoverability. An allowance is recorded regardless of whether such account is covered by credit insurance. At the time the claim is made, the Company records a receivable from these insurers equal to the expected recovery up to the amount of the specific allowance, and a corresponding reduction in general and administrative expenses. The balance of receivable from these insurers in prepaid expenses and other current assets were $1,873 and $2,929 as of December 31, 2022 and 2023, respectively.

Advances to suppliers

(h)   Advances to suppliers

The Company makes prepayments to certain suppliers and such amounts are recorded in advances to suppliers in the consolidated balance sheets. Advances to suppliers expected to be utilized within twelve months as of each balance sheet date are recorded as current assets and the portion expected to be utilized after twelve months are classified as non-current assets in the consolidated balance sheets.

Inventories

(i)   Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined by the weighted-average method. Cost of inventories consists of direct materials and, where applicable, direct labor costs, tolling costs and those overhead costs that have been incurred in bringing the inventories to their present location and condition.

When an impairment indicator suggests that the carrying amounts of inventories might not be recoverable, adjustments are recorded to write down the cost of obsolete and excess inventories to the estimated net realizable value based on historical and forecast demand. Impairment indicators considered for these purposes are, among others, obsolescence and damages, decrease in market prices, and future demand forecast.

Project assets

(j)    Project assets

Project assets consist primarily of capitalized costs relating to solar power and battery energy storage assets in various stages of development prior to the intended sale of the solar power and battery energy storage projects. These costs include certain acquisition costs, land costs and costs for developing and constructing a solar power and battery energy storage project. Development costs can include legal, consulting, permitting, and other similar costs. Construction costs can include execution of field construction, installation of solar equipment, solar modules, lithium batteries, inverters, energy stations, power plant controllers and related equipment. Interest costs incurred on debt during the construction phase, all deferred financing costs amortized during the construction phase, and indirect project costs are also capitalized within project assets.

Solar power and battery energy storage assets are classified as project assets unless the Company has intention not to sell them to third parties. In that case, these projects that the Company intends to hold and operate to generate income from the sale or storage of electricity are classified as solar power and battery energy storage systems on the consolidated balance sheets. During the development phase, the Company capitalizes costs of the solar power and battery energy storage assets as guided by ASC 970. The costs to develop or construct solar power and battery energy storage assets are presented as operating activities or investing activities in the consolidated statement of cash flows, if they are related to project assets or solar power and battery energy storage systems, respectively. While the solar power and battery energy storage assets are in the development phase, they are generally classified as non-current assets, unless it is anticipated that the sale will occur within one year. Appropriateness of the classification of the solar power and battery energy storage assets is assessed based on the circumstances on each balance sheet date. Solar power and battery energy storage assets that the Company intends to sell within one year are classified as project assets-current.

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company considers a fully developed or constructed project commercially viable or recoverable if it is anticipated to be sold for a profit. Otherwise, the Company considers the project commercially viable or recoverable if the anticipated selling price less cost to sell is higher than the carrying value of the related project assets. The Company examines a number of factors to determine if the project will be recoverable, the most notable of which include whether there are any changes in environmental, permitting, grid interconnection, capital cost, market pricing or regulatory conditions that impact the project. Such changes could cause the costs of the project to increase or the selling price of the project to decrease. If a project is not considered recoverable, the Company impairs the project asset and adjusts the carrying value to the estimated recoverable amount, with the resulting impairment recorded within cost of revenues in the consolidated statements of operations.

Project assets are often held in separate legal entities and VIEs which are formed for the special purpose of constructing the project assets, which the Company refers to as “project companies”. The Company consolidates project companies as described in note 2(b) above.

The Company does not depreciate the project assets. Any revenue generated from a solar power and battery energy storage power system connected to the grid would be considered incidental revenue and accounted for as a reduction of the capitalized project costs for development. If circumstances change, and the Company intends to operate the project assets for the purpose of generating income from the sale or storage of electricity, the project assets will be reclassified to solar power and battery energy storage power systems at the lower of their carrying amounts, adjusted for any depreciation expense that would have been recognized had the project assets been continuously classified as held and used, or fair value at the date of the subsequent decision not to sell.

Business combination

(k)    Business combination

Business combinations are recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill. The Company charges acquisition related costs that are not part of the purchase price consideration to general and administrative expenses as they are incurred. These costs typically include transaction and integration costs, such as legal, accounting, and other professional fees. The Company recognizes adjustments to provisional amounts to reflect additional information obtained for incomplete facts and circumstances as of acquisition date. The measurement period ends once the Company receives sufficient information to finalize fair value, however, the period will not exceed 1 year from the acquisition date. The Company includes the results of operations of the acquired business in the consolidated financial statements beginning on the acquisition date. For the year ended December 31, 2023, the Company completed three acquisitions that were not individually, nor in the aggregate, significant to the consolidated financial position, results of operations and cash flows of the Company.

Assets acquisition

(l)   Assets acquisition

When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s books. If the consideration given is not in the form of cash (that is, in the form of non cash assets, liabilities incurred, or equity interests issued), measurement is based on either the cost to the acquiring entity or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and, thus, more reliably measurable. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Property, plant and equipment

(m)  Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depreciation. The cost of property, plant and equipment comprises its purchase price and any directly attributable costs, including interest costs capitalized during the period the asset is brought to its working condition and location for its intended use. The Company expenses repair and maintenance costs as incurred.

Depreciation is computed on a straight-line basis over the following estimated useful lives:

Buildings	10-20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Costs incurred in constructing new facilities, including progress payments, capitalized interests and other costs relating to the construction, are capitalized and transferred to property, plant and equipment on completion and depreciation commences from that time.

For property, plant and equipment that has been placed into service, but is subsequently idled temporarily, the Company continues to record depreciation expense during the idle period. The Company adjusts the estimated useful life of the idled assets if the estimated useful life has changed.

Solar power systems

(n)   Solar power systems

Solar power systems generally comprised of ground-mounted utility-scale projects that the Company intends to hold for use. The solar power systems are stated at cost less accumulated depreciation. The cost consists primarily of direct costs incurred in various stages of development prior to the commencement of operations. For a self-developed solar power system, the actual cost capitalized is the amount of the expenditure incurred for the application of the power purchase agreements (“PPA”) and performance based energy incentives, permits, consents, construction costs, equipment costs, land costs, interest costs capitalized, and other costs capitalized. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred.

When solar power systems are retired, or otherwise disposed of, the cost and accumulated depreciation is removed from the balance sheets and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is recognized using the straight-line method over the estimated useful lives of the solar power systems.

The Company reviews the estimated useful lives of its solar power systems on an ongoing basis. This review indicated that the actual lives of certain solar power systems were longer than the estimated useful lives used for depreciation purposes in the Company’s financial statements. As a result, effective January 1, 2022, the Company changed the estimates of its useful lives of its solar power systems from 20-25 years to 30 years, based on internal studies and market analysis that support a 30-year useful life as appropriate given advances in solar power technology. The useful life was not changed for projects to be transferred to an offtaker at the end of a PPA that is less than 30 years in duration. The change was being accounted for prospectively as a change in accounting estimate. Depreciation expense for the year ended December 31, 2021 would have been lowered by $2,186 if the change had been made at the beginning of 2021.

Intangible assets

(o)   Intangible assets

Intangible assets are comprised of customer-related intangible assets that include customer relationships and backlog, trademark, technical know - how, and computer software purchased from third parties. Intangible assets are recorded at fair value at the time of acquisition less accumulated amortization, if applicable. Amortization is recorded according to the following table on a straight - line basis for all intangible assets:

Customer-related intangible assets	7-20 years
Trademark	20 years
Technical know-how	10 years
Computer software	1-10 years

Land use rights

(p)   Land use rights

Land use rights represent operating leases in accordance with ASC 842. The amounts paid for the use right of lands located in China (“PRC”) is recorded as operating lease right-of-use (“ROU”) assets on the consolidated balance sheets. Amounts are charged to earnings ratably over the land use right periods of generally 50 years.

Investments in affiliates

(q)    Investments in affiliates

The Company uses the equity method of accounting for the investments. The Company records the equity method investments at historical cost and subsequently adjusts the carrying amount each period for share of the earnings or losses of the investee and other adjustments required by the equity method of accounting. Dividends received from the equity method investments are recorded as reductions in the cost of such investments. The amount associated with the share of earnings is considered as return on capital, and the rest of the amount is considered as return of capital.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial conditions and near term prospects of the affiliates; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. During the years ended December 31, 2021, 2022 and 2023, the Company recorded nil, $357 and nil of impairment charges on its investments, respectively.

Impairment of long-lived assets

(r)    Impairment of long-lived assets

The Company assesses the recoverability of the carrying value of long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, and intangible assets, when an indicator of impairment has been identified. The Company reviews the long-lived assets each reporting period to assess whether impairment indicators are present. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets is grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For long-lived assets, when impairment indicators are present, the Company compares undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group’s carrying value to determine if the asset group is recoverable. Assessments also consider changes in asset group utilization, including the temporary idling of capacity and the expected timing of placing this capacity back into production. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company will recognize an impairment loss for amount by which the carrying amount of the assets exceeds its fair value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. The Company recorded impairment charges for long-lived assets of $6,084, $60,330 and $5,938 for the years ended December 31, 2021, 2022 and 2023, respectively.

Interest capitalization

(s)    Interest capitalization

The Company capitalizes interest costs as part of the historical costs of acquiring or constructing certain assets during the period of time required to get the assets ready for their intended use or sale to a customer. The Company capitalizes interest costs to the extent that expenditures to acquire, construct, or develop an asset have occurred and interest costs have been incurred. Interest capitalized for property, plant and equipment, or solar power systems is depreciated over the estimated useful life of the related asset, as the qualifying asset is placed into service. The interest capitalized for project assets forms part of the cost of revenues when such project assets are sold and all revenue recognition criteria are met. Interest capitalization ceases once a project is substantially complete or no longer undergoing construction activities to prepare it for its intended use.

Advances from customers

(t)   Advances from customers

The Company may receive payments from customers in advance of the satisfaction of performance obligations primarily for inventory purchases. These current portion amounted to $334,943 and $392,308 as of December 31, 2022 and 2023, respectively, and the non-current portion amounted to nil and $52,693 as of December 31, 2022 and 2023, respectively. These current and non-current amounts are recognized as contract liabilities until the performance obligations are completed and are included as advances from customer and other non-current liabilities in the consolidated balance sheets, respectively, based on the expected timing of performance obligation of the contract liabilities.

Assets retirement obligation

(u)   Assets retirement obligation

Certain jurisdictions in which the Company’s long-lived assets are located or certain land lease agreements require the removal of the solar power systems when the project is decommissioned. The Company recognizes the fair value of a liability for an assets retirement obligation (“ARO”) in the period in which the obligation is incurred and a reasonable estimate of fair value can be made. Upon initial recognition of a liability for an ARO, the asset retirement cost is capitalized by increasing the carrying amount of the related long-lived asset by the same amount. Over time, the liability is accreted to its expected future value, while the capitalized cost is depreciated over the useful life of the related asset, except in cases where the asset is depreciated over lease terms that differ from its useful life. Upon settlement of the obligation, the Company eliminates the liability and, based on actual cost to retire, may incur a gain or loss. The Company’s ARO included in solar power systems were $399 and $1,249 as of December 31, 2022 and 2023, respectively.

Leases

(v)   Leases

The Company determines if an arrangement is a lease at inception based on the relevant facts and circumstances. Operating leases are included in operating lease ROU assets and operating lease liabilities on the consolidated balance sheets. Finance leases are included in property, plant and equipment, other payables and other non-current liabilities on the consolidated balance sheets. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are calculated as the present value of the lease payments not yet paid. Variable lease payments are excluded from the ROU asset and lease liability calculations and are recognized in the period in which the obligations for those payments are incurred. Operating lease ROU assets also include any lease prepayments made, initial direct costs and deferred rent if any and exclude lease incentives. As the rate implicit in the Company’s operating leases is not typically readily available, the Company uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. Some of the Company’s lease agreements include options to extend or terminate the lease, which are not included in its minimum lease terms unless they are reasonably certain to be exercised. All operating lease expenses are fixed, which are accounted for on a straight-line basis over the lease term and that of finance lease include interest and amortization expenses incurred during the current year.

Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities.

The Company’s leases do not contain any material residual value guarantees or material restrictive covenants. Leases with an initial lease term of 12 months or less and do not include a purchase option or extension that is reasonably certain to be exercised are not recorded on the consolidated balance sheets, and instead the lease expense is recognized on a straight-line basis over the term of the lease.

For finance leases, the amortization of the asset is recognized over the shorter of the lease term or useful life of the underlying asset within depreciation and amortization expense in the Company’s consolidated statements of operations. The interest expense related to finance leases, including any variable lease payments, is recognized in interest expense in its consolidated statements of operations.

The Company assesses ROU assets for impairment quarterly. When events or circumstances indicate the carrying value may not be recoverable, the Company evaluates the net book value of the asset for impairment by comparison to the projected undiscounted future cash flows. If the carrying value of the asset is determined to not be recoverable and is in excess of the estimated fair value, the Company recognizes an impairment loss on its consolidated statements of operations.

Contingencies

(w)   Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but the amount cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Income taxes

(x)  Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net tax loss carry-forwards and credits using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances; (ii) current tax expense, which represents the amount of tax payable to or receivable from a taxing authority; and (iii) non-current tax expense, which represents the increases and decreases in amounts related to uncertain tax positions from prior periods and not settled with cash or other tax attributes. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position. The Company records penalties and interests associated with the uncertain tax positions as a component of income tax expense.

The Company uses the flow-through method to account for investment tax credits earned on qualifying projects placed into service. Under this method the investment tax credits are recognized as a reduction to income tax expense in the year the credit arises. The use of the flow-through method also results in a basis difference from the recognition of a deferred tax liability and an immediate income tax expense for reduced future tax depreciation of the related assets. Such basis differences are accounted for pursuant to the income statement method.

Revenue recognition

(y)   Revenue recognition

The Company recognizes revenue when it satisfies a performance obligation by transferring a promised good or service to a customer. The Company is subjected to sales taxes, goods and services taxes and value added taxes on its sales of products, and recognizes revenue net of these taxes and estimated returns.

Solar power products

Solar power products, including solar modules, solar system kits, inverters, accessories and materials related to solar power products are transferred at a point in time when the customers obtain control of the products, which is typically upon shipment or delivery depending on the contract terms. Revenues of solar product sales also include charges to customers for shipping and handling activities. Sales agreements typically contain the assurance-type customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions, see note 2 (ac) for the Company’s accounting policy for warranty.

The Company assessed whether it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the products that will be transferred to the customers. The delivered products remain as inventories on consolidated balance sheets, regardless of whether the control has been transferred. If the collection of payment becomes probable in the future, the Company would then recognize revenue, adjust inventories and recognize cost of revenues.

Battery energy storage solutions and EPC services

The Company recognizes revenue for the sales of battery energy storage products, at a point in time when the customers obtain control of the products, which is typically upon shipment or delivery depending on the contract terms. Revenue from the delivery of turnkey battery energy storage solutions and EPC services is recognized over time based on the estimated progress to completion using a cost-based input method. This includes the advances that battery energy storage customers are required to make on the value of their battery energy storage solution that is treated as deferred revenue on the Company’s consolidated balance sheet and then recognized as revenue over time based on the estimated progress to completion.

In applying the cost-based input method of revenue recognition, the Company uses the actual costs incurred relative to the total estimated costs to determine its progress towards contract completion and to calculate the corresponding amount of revenue to recognize. The Company is also required to make estimates of revenues and costs to complete its projects. In making such estimates, significant judgment is required to evaluate the underlying assumptions, including the impact of any performance incentives, liquidated damages, and other payments to customers. If estimated total costs of any contract are greater than the estimated net revenues of the contract, the Company recognizes the entire estimated loss in the period the loss becomes known. The cumulative effect of revisions to estimates using the cost-based input method of revenue recognition are recorded in the period in which the revisions are identified. At the inception of each contract that includes variable consideration, the Company evaluates the amount of potential payment and the likelihood that the payments will be received. The Company utilizes either the most likely amount method or expected value method to estimate the amount expected to be received based on which method best predicts the amount expected to be received. The contracts do not contain significant financing component.

Performance obligation for long term service contract, including capacity, operating system performance and battery augmentation, is accounted for separately if the performance obligation is considered to be distinct. The Company considers the performance obligation to be distinct if the customer can benefit from the good or service either on its own or together with other resources readily available to the customer, and the Company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Company generally allocates the transaction price to each performance obligation based on a relative standalone selling price basis. The Company develops assumptions that require judgment to determine the standalone selling price for each performance obligation in consideration of applicable market conditions, relevant entity-specific factors and information about the customer.

Solar power and battery energy storage assets sales

Sales of solar power and battery energy storage assets (project development activities, including sourcing land, interconnection, structuring power purchase agreements, obtaining permits and other requirements) are recognized at a point in time when customers obtain control of solar or battery energy storage assets. For sales of solar power and battery energy storage assets in which the Company obtains an interest in the project sold to the customers, the Company recognizes all of the revenue for the consideration received, including the fair value of the non-controlling interest it obtained, and defer any profit associated with the interest obtained.

The solar power and battery energy storage assets are often held in separate legal entities, trusts or investment funds which are formed for the special purpose of constructing the solar power and battery energy storage projects, which the Company refers to as “project companies”. The Company applies guidance under ASC 810 to determine deconsolidation of the project companies upon transfer of equity interest to the customers, and then applies guidance under ASC 606 to identify performance obligations, and to estimate the variable consideration, if any, as part of the transaction price for revenue recognition.

Power services (Operations and Maintenance, or “O&M”) and asset management

Power services (O&M) and asset management services are transferred over time when customers receive and consume the benefits provided by the Company’s performance under the terms of service arrangements. Revenues from power services (O&M) and asset management services are recognized over time based on the work completed to date which does not require re-performance and the costs of power services (O&M) and asset management services are expensed when incurred.

Electricity revenue from operating portfolio

Electricity revenue from operating portfolio is generated primarily by the Company’s solar power plants under long-term PPAs, virtual power purchase agreements (“VPPAs”) and performance based energy incentives. For electricity sold under PPAs, the Company generally recognizes electricity revenue based on the price stated in the PPAs when the specific volume of electricity has been generated and transmitted to the grid. Performance-based energy incentives are awarded under certain state programs for the delivery of renewable electricity when the attached conditions have been met and there is reasonable assurance that the incentives will be received. During the years ended December 31, 2021, 2022 and 2023, the Company recognized performance-based energy incentives related to electricity generated of $9,402, $2,908 and $2,772, respectively, in revenue.

The Company evaluates offtake contracts, such as PPAs and VPPAs, and long-term contracts to determine whether the agreements is or contains a lease where the fulfillments of the arrangement is dependent on the use of specific asset and arrangement conveys to the customer the right to control the use of the asset. Where the Company determines that the contractual provisions of a contract contain, or are, a lease and result in the customer assuming the principal risks and rewards of ownership of the asset, the arrangement is a finance lease. Assets subject to finance leases are not reflected as solar power systems and the net investment in the lease, represented by the present value of the amounts due from the lessee, is recorded in the consolidated balance sheet as a finance lease receivable. The payments considered to be part of the leasing arrangement are apportioned between a reduction in the lease receivable and finance lease income. The finance lease income element of the payments is recognized using a method that results in a constant rate of return on the net investment in each period and is reflected in finance lease income on the consolidated statements of operations. Where the Company determines that the contractual provisions of a contract contain, or are, a lease and result in the Company retaining the principal risks and rewards of ownership of the asset, the arrangement is an operating lease. For operating leases, the asset is, or continues to be, capitalized as solar power systems and depreciated over its useful life. Variable lease payment is recognized over the term of lease as contingent rent revenue when output is delivered, whereas fixed lease payment is recognized as lease revenue on a straight-line basis over the lease term.

The Company’s electricity revenue during the years ended December 31, 2021, 2022 and 2023 were as follows:

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Electricity Revenue:
CSI Solar Segment	15,302	2,256	3,273
Recurrent Energy Segment	14,118	21,579	44,842
	29,420	23,835	48,115

The Company determined that certain PPAs are operating leases and as a result, recognizes revenue as contingent rental revenue when output is delivered. Such revenue, which is presented as electricity revenue above, amounted to $4,940, $4,736 and $4,434 for the years ended December 31, 2021, 2022 and 2023, respectively. The remaining amounts of $24,480, $19,099 and $43,681 for the years ended December 31, 2021, 2022 and 2023, respectively, including performance-based energy incentives are recorded in accordance with ASC 606. For the years ended December 31, 2021, 2022 and 2023, there was no revenue generated from finance lease. In 2023, the Company entered into a fixed-price VPPA for the offtake of the generation from one of its solar power systems. The VPPA is settled financially on a monthly basis. The Company’s VPPA contract does not meet the definition of a derivative because it does not have a notional amount.

Disaggregation of Revenue

The disaggregation of revenue from contracts with customers for the years ended December 31, 2021, 2022 and 2023 has been disclosed under Segment Information. See Note 22 for details of revenues generated from each product or service and revenues generated from different geographic locations.

The following table represents a disaggregation of revenue recognized at a point in time or over time:

	Years Ended December 31,
	2021	2022	2023
	$	$	$
CSI Solar Segment:
Revenue recognized at a point in time	3,881,573	6,173,338	6,767,156
Revenue recognized over time	271,513	473,747	348,817

Recurrent Energy Segment:
Revenue recognized at a point in time	1,068,179	763,698	399,826
Revenue recognized over time	55,904	57,827	97,827
	5,277,169	7,468,610	7,613,626

For the year ended December 31, 2023, $398,545 of the Company’s revenue was recognized from the beginning balance of contract liabilities as of January 1, 2023. For the year ended December 31, 2022, $219,836 of the Company’s revenue was recognized from the beginning balance of contract liabilities as of January 1, 2022. Contract liabilities of $725,808 as of December 31, 2023 are expected to be realized within one year.

The Company’s contract assets and liabilities are as follow:

	At December 31,	At December 31,
	2022	2023
	$	$
Contract Assets
Accounts receivable, unbilled	57,770	101,435

Contract Liabilities
Advances from customers	334,943	392,308
Other current liabilities	71,808	333,500
Other non-current liabilities	—	52,693
	406,751	778,501

The Company has applied the practical expedient by accounting for contracts (or performance obligations) with similar characteristics on a portfolio basis. The Company does not expect that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would differ materially from applying the guidance to the individual contracts (or performance obligations) within that portfolio.

The Company does not assess whether promised products are performance obligations if they are immaterial in the context of the contract with the customer. If the revenue related to a performance obligation that includes products that are immaterial in the context of the contract is recognized before those immaterial products are transferred to the customer, then the related costs to transfer those products are accrued.

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed. Revenue recognized in years ended December 31, 2021, 2022 and 2023 from performance obligations satisfied in prior periods were insignificant.

The Company generally expenses incremental costs of obtaining a contract when incurred because the amortization period would be less than one year. The incremental costs are recorded in operating expense. Incremental costs of obtaining a contract with an amortization period of more than one year are not material to the Company.

Shipping and handling

(z)   Shipping and handling

Payments received from customers for shipping and handling activities are included in net revenues. Shipping and handling costs relating to sales within the CSI Solar segment of $316,358, $453,865 and $237,947, are included in selling and distribution expenses for the years ended December 31, 2021, 2022 and 2023, respectively.

Research and development

(aa) Research and development

Costs related to the design, development, testing and enhancement of products are included in research and development expenses. Research and development costs are expensed when incurred and amounted to $58,407, $69,822 and $100,844 for the years ended December 31, 2021, 2022 and 2023, respectively.

Other operating income, net

(ab) Other operating income, net

Other operating income, net primarily consists of gains or losses on disposal of solar power systems and property, plant and equipment, government grants received and weather-related project damages.

Government grants primarily consist of unrestricted and restricted grants and subsidies. Unrestricted grants received that allowed the Company’s full discretion in utilizing the funds are recognized as other operating income when it is probable that all the conditions stipulated by the local governments, generally for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments, have been satisfied. Restricted grants received that are related to ROU assets, property, plants and equipment and certain projects, are recorded as deferred subsidies in other non-current liabilities and are amortized on a straight-line basis over the term of related assets.

In most case, the attached conditions of grants are for a specific performance or duration related to the construction and acquisition of property, plant and equipment, achievement of business development plan, technology innovation, and human capital development. These conditions may be subject to review, audit and approval by the local government authorities and, therefore, could be different from the amounts recorded.

As of December 31, 2023, the Company has $159,991 of government grants in other non-current liabilities.

The following table summarizes the Company’s other operating income, net:

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Government grants	(38,468)	(59,543)	(79,241)
Net (gain) loss on disposal of property, plant and equipment	83	(4,259)	(5,342)
Net (gain) loss on disposal of solar power system	(10,091)	—	244
Weather-related project damages	1,408	—	—
	(47,068)	(63,802)	(84,339)

Warranty cost

(ac) Warranty costs

Before 2009, the Company typically sold its standard solar modules with a two-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. In 2009, the Company increased its guarantee for defects in materials and workmanship to six years. In 2011, the Company increased its guarantee for defects in materials and workmanship to ten years. In 2019, the Company increased its guarantee for defects in materials and workmanship up to 12 years. In 2022, the Company increased its guarantee for defects in materials and workmanship up to 15 years or 25 years, and provided warranty against decline in performance for certain module types for a period of 25 years. The Company has also provided warranty against decline in performance for its bifacial module and double glass module products for 30 years.

The Company maintains warranty reserves to cover potential liabilities that could arise under these guarantees and warranties related to defects that existed when the product was sold to the customer. Due to limited warranty claims to date, the Company accrues the estimated warranty costs based on an assessment of its competitors’ and its own actual claim history, industry-standard accelerated testing, estimates of failure rates from the Company’s quality review, and other assumptions that the Company believes to be reasonable under the circumstances. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that accrual for warranty costs differs from the estimates, the Company will prospectively revise its accrual rate. The Company currently records a 1% warranty provision against the revenue from sales of solar module products.

The Company warrants its battery energy storage products for a specific amount of time against performance or manufacturing defects. The standard warranty is typically for an initial term of 1 to 5 years from the date of installation, and is accounted for as an assurance-type warranty, which provides a guarantee of quality, limited to specific usage parameters, and does not represent a separate performance obligation. Extended warranties and performance guarantees for up to an additional 15 years that the customers purchase separately are accounted for as separate performance obligations. The Company accrue warranty reserves at the time of recording the revenue.The Company continuously monitors its warranty failures and review its reserve for the related warranty expenses based on various factors, including historical warranty claims, results of field monitoring, vendor reliability estimates, and data on industry averages for similar products. Estimates related to the outstanding warranty liability are re-evaluated on an ongoing basis using best-available information and revisions are made as necessary. The Company has obtained warranties from its suppliers to back up a portion of its battery energy storage warranties. The Company also records a liability for specific warranty matters when they become known and are reasonably estimable.

For solar power projects built by the Company under EPC services, the Company provides a limited workmanship or balance of system warranty against defects in engineering design, installation and construction under normal use, operation and service conditions generally for a period of two years following the energizing of the solar power project. In resolving claims under the workmanship or balance of system warranty, the Company has the option of remedying through repair, refurbishment or replacement of equipment. The Company has entered into similar workmanship warranties with its suppliers to back up a portion of its warranties.

The Company has historically entered into agreements with a group of insurance companies to back up a portion of its warranties on solar module products against defects. The insurance companies are obliged to reimburse the Company, subject to certain maximum claim limits and certain deductibles, for the actual product warranty costs that the Company incurs under the terms of its solar module product warranty policy. The Company records the insurance premiums initially as prepaid expenses and amortizes them over the respective policy periods. The unamortized carrying amount is $264 and $168 as of December 31, 2022 and 2023, respectively, and was included as a component of prepaid expenses and other current assets. The Company views the insured losses attributable to the shipment of defective products covered under its warranty as analogous to potential claims, or claims that have been incurred as of the product ship date, but not yet reported. The Company expects to recover all or a portion of the cost of its obligations with respect to the defective solar module products through insurance claims. Therefore, the Company’s accounting policy is to record an asset for the amount determined to be probable of recovery from the insurance claims (not to exceed the amount of the total losses incurred), consistent with the guidance set forth at ASC 410-30.

The Company considers the following factors in determining whether an insurance receivable that is probable and recoverability can be reasonably estimated: (i) reputation and credit rating of the insurance company; (ii) comparison of the solar module product warranty policy against the terms of the insurance policies, to ensure valid warranty claims submitted by customers will be covered by the policy and therefore reimbursable by the insurance companies; and (iii) with respect to specific claims submitted, written communications from the insurance companies are monitored to ensure the claim has been submitted to the insurance companies, and reimbursements are probable to be subsequently collected. The successfully processed claims provide further evidence that the insurance policies are functioning as anticipated.

To the extent uncertainties regarding the solvency of insurance carriers or the legal sufficiency of insurance claims (including if they became subject to litigation) were to arise, the Company will establish a provision for uncollectible amounts based on the specific facts and circumstances, and the measurement of expected credit losses. To date, no significant provision has been determined to be necessary.

As the warranty obligation and related recovery asset do not meet the criteria for offsetting, the gross amounts are reported in the Company’s consolidated balance sheets. The asset is expected to be realized over the life of the warranty obligation as described above and is treated as a non-current asset consistent with the underlying warranty obligation. The insurance proceeds expected to be collected within twelve months of the balance sheet date is included as current receivable, while the remaining balance is included within other non- current assets on the consolidated balance sheets. The non-current insurance receivable amounts were $84,474 and $82,735 as of December 31, 2022 and 2023, respectively.

The Company made downward adjustments to its accrued warranty costs of $39,449 for the year ended December 31, 2023, to reflect the net effect of a decrease in average selling price of solar modules and a volume increase in solar modules shipment, which are two primary inputs into the estimated warranty costs. Accrued warranty costs, net effect of adjustments, of $45,053, $68,411 and $27,944 are included in cost of revenues for the years ended December 31, 2021, 2022 and 2023, respectively.

Foreign currency translation

(ad) Foreign currency translation

The United States dollars (“U.S. dollars” or “$”), the currency in which a substantial amount of the Company’s transactions are denominated, is used as the functional and reporting currency of CSI. Monetary assets and liabilities denominated in currencies other than the U.S. dollars are translated into U.S. dollars at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the U.S. dollars during the year are converted into the U.S. dollars at the applicable rates of exchange prevailing on the transaction date. Transaction gains and losses are recognized in the consolidated statements of operations. Gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities are not recognized in earnings, but are included as a component of other comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollars, such as Renminbi (“RMB”), Euros, Canadian dollars (“CAD”), Japanese yen, Brazilian reals (“BRL”) and Australian dollars, which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the statements of comprehensive income.

Comprehensive income

(ae) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included (i) net income, (ii) foreign currency translation adjustments, including gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities, (iii) the unrealized gains or losses (effective portion) on and de-recognition of derivative instruments that qualify for and have been designated as cash flow hedges and (iv) unrealized gains or losses in fair value of available-for-sale debt securities.

Foreign currency risk

(af) Foreign currency risk

The majority of the Company’s sales in 2021, 2022 and 2023 were denominated in U.S. dollars, Renminbi and Euros, with the remainder in other currencies such as Japanese Yen, Brazilian reals, Australian dollars, South African rand and British pounds. The Company’s Renminbi costs and expenses are primarily related to the sourcing of silicon wafers and polysilicon, other raw materials, such as solar glass and aluminum, labor costs and local overhead expenses within the PRC. From time to time, the Company enters into loan arrangements with commercial banks that are denominated primarily in Renminbi, U.S. dollars, Japanese yen, Brazilian reals and Euros and Thai baht. Most of its cash and cash equivalents and restricted cash are denominated in Renminbi and U.S. dollars. Fluctuations in exchange rates, particularly between the U.S. dollars, Renminbi, Canadian dollars, Japanese yen, Euros, Brazilian reals, South African rand and Thai baht, may result in foreign exchange gains or losses. The Company has hedged part of its foreign currency exposures primarily against the U.S. dollars using foreign currency forward or option contracts.

Concentration of credit risk

(ag) Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers and amounts due from related parties.

All of the Company’s cash and cash equivalents are held with financial institutions that Company management believes to have high credit quality.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. With respect to advances to suppliers, such suppliers are primarily suppliers of raw materials and equipment. The Company performs ongoing credit evaluations of its suppliers’ financial conditions. The Company generally does not require collateral or security against advances to suppliers, however, it maintains a reserve for potential credit losses and such losses have historically been within management’s expectation.

The prepayments made by the Company are unsecured and expose the Company to supplier credit risk. As of December 31, 2022 and 2023, gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers are as follows:

	As of December 31,
	2022	2023
	$	$
Supplier A	35,359	—	(1)
(1)	Not in excess of 10% of total advances to suppliers as of December 31, 2023.

Fair value of financial instruments

(ah) Fair value of financial instruments

The Company applies authoritative guidance for fair value measurements for its financial assets and liabilities. The guidance defines fair value as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tiered fair value hierarchy, which prioritizes which inputs should be used in measuring fair value and requires the use of observable market data when available in determining fair value, is comprised of:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. The Company’s money market fund included in cash equivalent, restricted cash balance, mutual funds to satisfy obligations under employee deferred compensation plan and listed equity securities for all periods presented, use Level 1 fair value inputs.

Level 2—Inputs reflect quoted prices for identical assets or liabilities in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the assets or liabilities, or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

Derivatives instruments and hedging activity

(ai) Derivatives instruments and hedging activity

The Company’s primary objective for holding derivative financial instruments is to manage risks. Depending on the terms of the specific derivative instruments and market conditions, some of the Company’s derivative instruments may be assets and liabilities at any particular point in time. The recognition of gains or losses resulting from changes in fair value of these derivative instruments is based on the use of each derivative instrument and whether it qualifies for hedge accounting. ASC 815 provides for three different ways to account for derivative instruments: (i) as a cash flow or fair value hedge; (ii) as a mark-to-market agreement with changes in fair value recognized in current period earnings; or (iii) as an accrual agreement, if the criteria for the normal purchase normal sale exception are met and documented.

The Company enters into derivatives to hedge its foreign currency risk exposure to losses from non-functional currency-denominated monetary assets, liabilities and cash flows, and to hedge its commodity risk exposure to losses from raw material price fluctuations. When the Company determines to designate a derivative instrument as a cash flow hedge, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed, and a description of the method of measuring ineffectiveness. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative that is used in hedging transactions is highly effective in offsetting changes in cash flows of hedged items. The effective portion of gains and losses on derivatives designated as cash flow hedges are initially deferred in other comprehensive income before being recognized in the statements of operations in the same period as the hedged transactions are reflected in earnings. Gains and losses on derivatives that are not designated or fail to qualify as effective hedges are recognized in the statements of operations as incurred. The Company classifies the cash flows related to realized gain or loss on settlement of derivatives as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

Fair value of the derivative instruments is determined using observable inputs obtained from active markets or pricing models developed based on the underlying price of the hedged items. The values are also adjusted to reflect nonperformance risk of the counterparty with the Company, as necessary.

Earnings per share

(aj) Earnings per share

Basic earnings per common share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. The dilutive effect of outstanding share-based awards is reflected by application of the treasury stock method and convertible notes by application of the if-converted method, as applicable. Common share equivalents are not included in the calculation of dilutive earnings per share if their effects are anti-dilutive.

Share-based compensation

(ak) Share-based compensation

The Company’s share-based compensation with employees, such as restricted share units (“RSUs”) and share options with a time-based vesting condition, is measured at the grant date, based on the fair value of the award, and is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period. The share-based compensation expense related to the award which contains both time-based and performance-based vesting condition will be recognized when it is probable that the performance-based condition will be met. The probability of the performance condition to be met is not reflected when determining the fair value of the award. The Company allocated share-based compensation expenses to cost of revenues, selling and distribution expenses, general and administrative expenses and research and development expenses on its consolidated statements of operations, depending on the job functions of the individuals to whom we granted the restricted share units.

In 2020, the Company’s subsidiary, CSI Solar, approved the CSI Solar employee incentive plan. Determination of estimated fair value of the Company’s subsidiary before public listing requires complex and subjective judgments due to its limited financial and operating history, unique business risks and limited public information on companies that are similar to the Company’s subsidiary. The Company estimated CSI Solar’s enterprise value for purposes of recording share-based compensation, and the information considered by the Company mainly includes but is not limited to future cash flow forecasts, discount rates, and liquidity factors.

Risks and uncertainties related to the COVID-19 pandemic

(al) Risks and uncertainties related to the COVID-19 pandemic

Over the past three years, the COVID-19 pandemic posed significant challenges to many aspects of the Company’s business, including its operations, customers, suppliers and projects. On May 5, 2023, the World Health Organization announced that COVID-19 was no longer a public health emergency.

As of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance that would require updates to its estimates and judgments or revisions due to COVID-19 to the carrying value of its assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and are recognized in the consolidated financial statements as soon as they become known.

Recently issued accounting pronouncements

(am) Recently issued accounting pronouncements

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848), to provide optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The new guidance is effective, at the Company’s election, beginning March 12, 2020 through December 31, 2022. In addition, in January 2021 the FASB issued ASU No. 2021-01, “Reference Rate Reform — Scope,” which clarified the scope of ASC 848 relating to contract modifications. In addition, in December 2022, the FASB issued ASU No. 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848,” which deferred the sunset date in Topic 848 from December 31, 2022 to December 31, 2024. The ASU 2022-06 became effective upon issuance. As of December 31, 2023, the Company no longer had any LIBOR debts. The adoption of this new standard did not have a material impact on the Company’s consolidated financial statements, as all of the Company’s previous LIBOR debt agreements contemplated a change to the Secured Overnight Financing Rate (SOFR) as the reference rate upon discontinuance of LIBOR.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Revenue from Contracts with Customers (Topic 606). At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The amendments in this update also provide certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new standard was effective for the Company beginning January 1, 2023. The adoption of this new standard did not have a material impact on the Company’s consolidated financial statements.

In September 2022, the FASB issued ASU No. 2022-04, Liabilities-Supplier Finance Programs (Subtopic 405-50) - Disclosure of Supplier Finance Program Obligations, which requires that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. The amendment in this update is expected to improve financial reporting by requiring new disclosures about the programs, thereby allowing financial statement users to better consider the effect of the programs on an entity’s working capital, liquidity, and cash flows. The new standard is effective for fiscal years beginning after December 15, 2022, except for the amendment on roll forward information which is effective for fiscal years beginning after December 15, 2023. The Company adopted provisions of this ASU beginning January 1, 2023, with the exception of the amendment on rollforward information, which was adopted in January 1, 2024. Adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.

In March 2023, the FASB issued ASU No. 2023 - 01, Leases (Topic 842): Common Control Arrangements, which requires leasehold improvements associated with common control leases to be amortized over the useful life to the common control group. The new standard is effective for fiscal years beginning after December 15, 2023. The Company is currently evaluating the impact of adopting this new guidance and the potential effects it could have on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023 - 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The new standard is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact of adopting this new guidance on disclosures in the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023 - 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disclosure of specific categories in the income tax rate reconciliation, and additional information for reconciling items that meet a quantitative threshold disaggregated by nature and jurisdiction. The new standard is effective for fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact of adopting this new guidance and the potential effects it could have on the Company’s consolidated financial statements.